Group statement of changes in equity - USD ($) $ in Millions		Total		Cumulative Effect, Period of Adoption, Adjusted Balance		Share Capital And Capital Reserve [Member]		Share Capital And Capital Reserve [Member] Cumulative Effect, Period of Adoption, Adjusted Balance		Treasury shares [member]		Treasury shares [member] Cumulative Effect, Period of Adoption, Adjusted Balance		Reserve of exchange differences on translation [member]		Reserve of exchange differences on translation [member] Cumulative Effect, Period of Adoption, Adjusted Balance		Total Reserve Of Available-For-Sale Securities And Cash Flow Hedges [Member]		Total Reserve Of Available-For-Sale Securities And Cash Flow Hedges [Member] Cumulative Effect, Period of Adoption, Adjusted Balance		Retained earnings [member]		Retained earnings [member] Cumulative Effect, Period of Adoption, Adjusted Balance		Equity attributable to owners of parent [member]		Equity attributable to owners of parent [member] Cumulative Effect, Period of Adoption, Adjusted Balance		Non-controlling interests, other interest [Member]		Non-controlling interests, other interest [Member] Cumulative Effect, Period of Adoption, Adjusted Balance		Non-controlling interests, hybrid bonds [Member]	IFRS 16 Leases [Member] Cumulative Effect, Period of Adoption, Adjustment	[1]	IFRS 16 Leases [Member] Retained earnings [member] Cumulative Effect, Period of Adoption, Adjustment	[1]	IFRS 16 Leases [Member] Equity attributable to owners of parent [member] Cumulative Effect, Period of Adoption, Adjustment	[1]	IFRS 16 Leases [Member] Non-controlling interests, other interest [Member] Cumulative Effect, Period of Adoption, Adjustment	IFRS 9 Financial Instruments Cumulative Effect, Period of Adoption, Adjustment	IFRS 9 Financial Instruments Total Reserve Of Available-For-Sale Securities And Cash Flow Hedges [Member] Cumulative Effect, Period of Adoption, Adjustment	IFRS 9 Financial Instruments Retained earnings [member] Cumulative Effect, Period of Adoption, Adjustment	IFRS 9 Financial Instruments Equity attributable to owners of parent [member] Cumulative Effect, Period of Adoption, Adjustment	IFRS 9 Financial Instruments Non-controlling interests, other interest [Member] Cumulative Effect, Period of Adoption, Adjustment
Equity outstanding, beginning of period (Adjustment on adoption of IFRS) at Dec. 31, 2017																																										$ 180	$ 54	$ 126	$ 180	$ 0
Equity outstanding, beginning of period at Dec. 31, 2017		$ 100,404		$ 100,224	[1]	$ 46,122		$ 46,122	[1]	$ (16,958)		$ (16,958)	[1]	$ (5,156)		$ (5,156)	[1]	$ (743)		$ (797)	[1]	$ 75,226		$ 75,100	[1]	$ 98,491		$ 98,311	[1]	$ 1,913		$ 1,913	[1]
Profit (loss) for the year	[1]	9,578																				9,383				9,383				195
Other comprehensive income	[1]	(1,980)												(3,746)				(216)				2,023				(1,939)				(41)
Total comprehensive income		7,598	[1]											(3,746)	[1]			(216)	[1]			11,406	[1]			7,444	[1]			154
Dividends		(6,869)	[1],[2]			0																(6,699)	[1],[2]			(6,699)	[1],[2]			(170)	[1],[2]
Cash flow hedges transferred to the balance sheet, net of tax		(26)																(26)								(26)
Repurchase of ordinary share capital	[1]	(355)																				(355)				(355)
Share-based payments, net of tax		703	[1]			230				1,191	[1]											(718)	[1]			703	[1]
Share of equity-accounted entities’ changes in equity, net of tax	[1]	14																				14				14
Transactions involving non-controlling interests, net of tax	[1]	207																				0				0				207
Equity outstanding, end of period (Adjustment on adoption of IFRS) at Dec. 31, 2018																																			$ 330		$ 329		$ 329		$ 1
Equity outstanding, end of period at Dec. 31, 2018	[1]	101,548		$ 101,218		46,352		$ 46,352		(15,767)		$ (15,767)		(8,902)		$ (8,902)		(987)		$ (987)		78,748		$ 78,419		99,444		$ 99,115		2,104		$ 2,103
Profit (loss) for the year	[1]	4,190																				4,026				4,026				164
Other comprehensive income	[1]	2,657												2,407				52				189				2,648				9
Total comprehensive income		6,847	[3]											2,407	[1]			52	[1]			4,215	[1]			6,674	[1]			173	[1]
Dividends		(7,142)	[1],[2]			0																(6,929)	[1],[2]			(6,929)	[1],[2]			(213)	[1],[2]
Cash flow hedges transferred to the balance sheet, net of tax	[1]	(23)																(23)								(23)
Repurchase of ordinary share capital		(1,511)	[1]			0																(1,511)	[1]			(1,511)	[1]
Share-based payments, net of tax	[1]	719				173				1,355												(809)				719
Share of equity-accounted entities’ changes in equity, net of tax	[1]	5																				5				5
Transactions involving non-controlling interests, net of tax		549	[1]																			316				316				233	[1]
Equity outstanding, end of period at Dec. 31, 2019	[1]	100,708				46,525				(14,412)				(6,495)				(912)				73,706				98,412				2,296
Profit (loss) for the year		(20,729)	[1]																			(20,305)	[1]			(20,305)	[1]			(680)	[1]			$ 256
Other comprehensive income	[1]	(1,641)												(2,224)				98				448				(1,678)				37
Total comprehensive income		(22,370)	[3]											(2,224)	[1]			98	[1]			(19,857)	[1]			(21,983)	[1]			(643)	[1]			256
Dividends		(6,605)	[1],[2]			0																(6,367)	[1],[2]			(6,367)	[1],[2]			(238)	[1],[2]
Cash flow hedges transferred to the balance sheet, net of tax	[1]	(6)																(6)								(6)
Repurchase of ordinary share capital		(776)	[1]			0																(776)	[1]			(776)	[1]
Share-based payments, net of tax	[1]	726				176				1,188												(638)				726
Share of equity-accounted entities’ changes in equity, net of tax	[1]	1,341																				1,341				1,341
Issue of perpetual hybrid bonds		11,861																				(48)				(48)								11,909
Payments on issue of perpetual hybrid bonds		(89)																																(89)
Tax on issue of perpetual hybrid bonds		3																				3				3
Transactions involving non-controlling interests, net of tax	[1]	763																				(64)				(64)				827
Equity outstanding, end of period at Dec. 31, 2020		85,568	[1]			$ 46,701	[1]			$ (13,224)	[1]			$ (8,719)	[1]			$ (808)	[1]			47,300	[1]			71,250	[1]			$ 2,242	[1]			12,076
Issue of perpetual hybrid bonds		$ 11,861																				$ (48)				$ (48)								$ 11,909

[1]	See Note 32 for further information.
[2]	See Note 10 for further information.
[3]	See Note 32 for further information.